Note 3 - Investment Securities Available For Sale (Details) - Gross Unrealized Losses and Fair Value (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Investment Securities Available For Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Less than Twelve Months, Fair Value	$ 2,406	$ 59,255
Less than Twelve Months, Gross Unrealized Losses	(10)	(4,608)
Twelve Months or Greater, Fair Value	50,740	15,092
Twelve Months or Greater, Gross Unrealized Losses	(1,227)	(1,386)
Total, Fair Value	53,146	74,347
Total, Gross Unrealized Losses	(1,237)	(5,994)
US Government Agencies Debt Securities [Member]
Note 3 - Investment Securities Available For Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Less than Twelve Months, Fair Value		13,130
Less than Twelve Months, Gross Unrealized Losses		(929)
Twelve Months or Greater, Fair Value	15,734	7,166
Twelve Months or Greater, Gross Unrealized Losses	(450)	(732)
Total, Fair Value	15,734	20,295
Total, Gross Unrealized Losses	(450)	(1,661)
US States and Political Subdivisions Debt Securities [Member] | Tax-exempt [Member]
Note 3 - Investment Securities Available For Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Less than Twelve Months, Fair Value	2,406	26,743
Less than Twelve Months, Gross Unrealized Losses	(10)	(2,883)
Twelve Months or Greater, Fair Value	18,232	2,678
Twelve Months or Greater, Gross Unrealized Losses	(543)	(383)
Total, Fair Value	20,638	29,421
Total, Gross Unrealized Losses	(553)	(3,267)
US States and Political Subdivisions Debt Securities [Member] | Taxable [Member]
Note 3 - Investment Securities Available For Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Less than Twelve Months, Fair Value		1,301
Less than Twelve Months, Gross Unrealized Losses		(38)
Total, Fair Value		1,301
Total, Gross Unrealized Losses		(38)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 3 - Investment Securities Available For Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Less than Twelve Months, Fair Value		18,082
Less than Twelve Months, Gross Unrealized Losses		(757)
Twelve Months or Greater, Fair Value	16,774	5,248
Twelve Months or Greater, Gross Unrealized Losses	(234)	(271)
Total, Fair Value	16,774	23,330
Total, Gross Unrealized Losses	$ (234)	$ (1,028)